TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables		$ 580	$ 489
Prepaids and others		205	144
Other short-term receivables		143	136
Current portion of contract asset		51	45
Trade receivables and other current assets, net	[1]	$ 979	$ 814	$ 684
% of trade AR that is current		72.00%	81.00%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).